Financial Instruments - Interest Rate and Currency Hedging Instruments (Details) - Interest rate risk - Cash flow hedges - Currency and interest rate swaps - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 164,443	¥ 640,205
Contract amount to be settled in more than one year
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 164,443	¥ 184,450